Capital risk	12 Months Ended
Dec. 31, 2025
Capital risk [Abstract]
CAPITAL	The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources it holds to meet those requirements in accordance with the relevant provisions of the Capital
Requirements Directive (CRD V) and Capital Requirements Regulation
(UK CRR). This is supplemented through additional regulation set out under the PRA Rulebook and through associated statements of policy, supervisory statements and other regulatory guidance.